SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 7 - SUBSEQUENT EVENTS

  In the period from April 1, 2013 through the date of this report, $70,884 has been received by the Company for the sale of 1,316,256 shares of common stock. 13,256 shares are new issuance's, 495,000 shares have been transferred from the Company's parent, Portus Inc., and 808,000 shares have yet to be issued of which 33,000 will be new issuance's and 775,000 will be transferred from the Company's parent, Portus, Inc.

NOTE 8 - SUBSEQUENT EVENTS

On January 19, 2013 the company issued a $50,000 convertible debenture to an individual which matures in 180 days. The debt is convertible one month after issues at $1.00 per shares. At maturity the debenture holder may elect to take cash, cash and stock or only stock.

On February 8, 2013 the company issued a $25,000 convertible debenture to an individual which matures in 90 days. The debt is convertible one month after issues at $1.00 per shares. At maturity the debenture holder may elect to take cash, cash and stock or only stock.

During the first quarter of 2013, the Company has entered into subscription agreements with various individuals for 23,000 shares of its common stock for $23,000.

On Feburary 8, 2013, Portus paid $25,000 to SureQuestTX, for licensing rights to its data base and functional platform in order to launch Portus Cloud.

Additionally, the Company's CEO contributed $4,000 in cash.